Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	$ 159	$ 167
Israel [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	63	60
Romania [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	83	94
Germany [Member]
Property and Equipment, Net (Details) - Schedule of property and equipment by geographical location [Line Items]
Property, Plant and Equipment, Net	$ 13	$ 13